Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of general and administrative expense [text block] [Abstract]
Schedule of administrative expenses
	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Personnel expenses, note 23(b)	96,891	76,291	84,359
Third-party services	59,896	48,713	53,407
Depreciation and amortization	16,569	16,626	14,573
Donations	9,067	9,188	8,796
Board of Directors compensation	6,397	5,992	6,696
Taxes	5,563	5,262	4,980
Consumption of supplies	1,686	1,297	1,671
	196,069	163,369	174,482